LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–54.69%
Australia–0.05%
AGL Energy	2,869	$ 30,025
BHP Group	1,095	19,865
Brambles	1,517	9,806
Goodman Group	1,618	11,859
Newcrest Mining	16,684	229,117
=†πQuintis Pty	1,064,776	104,791
Wesfarmers	270	5,721
		411,184
Austria–0.04%
†Erste Group Bank	15,938	291,788
		291,788
Belgium–0.07%
KBC Group	11,441	519,137
UCB	54	4,637
		523,774
Brazil–0.15%
†Azul ADR	90,844	925,700
B3 SA - Brasil Bolsa Balcao	1,952	13,385
Banco BTG Pactual	707	4,577
Banco do Brasil	1,435	7,664
Banco Santander	1,749	9,088
Centrais Eletricas Brasileiras	779	3,577
Engie Brasil Energia	938	7,113
JBS	30,081	117,751
Petrobras Distribuidora	5,132	15,546
Petroleo Brasileiro	3,801	10,380
		1,114,781
Canada–0.56%
Bank of Montreal	47	2,373
Barrick Gold	23,703	435,557
†CGI	234	12,668
Constellation Software	27	24,539
Enbridge	102,614	2,988,078
Fairfax Financial Holdings	21	6,438
First Quantum Minerals	51,209	261,630
George Weston	27	1,931
Nutrien	252	8,615
Thomson Reuters	338	23,028
Wheaton Precious Metals	16,947	466,395
		4,231,252
Chile–0.01%
Cia Cervecerias Unidas ADR	6,830	91,385
		91,385
□China–2.71%
AAC Technologies Holdings	37,500	191,232
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Agile Group Holdings	6,000	$ 6,425
Aier Eye Hospital Group Class A	60,998	334,720
†Alibaba Group Holding	19,200	465,235
†Alibaba Group Holding ADR	20,635	4,013,095
†Alibaba Health Information Technology	104,000	170,905
Amoy Diagnostics Class A	15,000	141,152
Anhui Conch Cement Class A	100	766
Anhui Conch Cement Class H	3,000	20,609
ANTA Sports Products	35,000	253,984
Asymchem Laboratories Tianjin Class A	10,396	249,129
Autobio Diagnostics Class A	11,200	182,565
Beijing Capital International Airport Class H	20,000	12,693
Beijing Enterprises Holdings	5,000	18,247
China CITIC Bank Class H	41,000	20,162
†China East Education Holding	8,500	13,654
China International Travel Service Class A	18,400	172,335
China Longyuan Power Group Class H	14,000	7,641
†China Mengniu Dairy	34,000	117,256
China Merchants Bank Class H	36,500	163,293
China Oilfield Services Class H	64,000	48,859
China Overseas Land & Investment	102,000	312,725
China Resources Cement Holdings	14,000	16,448
China Resources Pharmaceutical Group	24,000	14,330
China Resources Power Holdings	16,000	17,548
China Unicom Hong Kong	46,000	26,830
China United Network Communications Class A	9,100	6,628
CNOOC	30,000	31,175
Country Garden Services Holdings	3,000	12,071
Dali Foods Group	23,500	16,298
Foshan Haitian Flavouring & Food	9,600	168,545
Fosun International	18,000	20,664
Glodon Class A	32,464	193,037
Great Wall Motor Class A	94,600	117,524
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Gree Electric Appliances	22,600	$ 164,596
†Guangdong Marubi Biotechnology	15,900	154,191
Guangzhou Automobile Group Class A	68,899	101,750
Guangzhou Baiyun International Airport Class A	97,800	171,405
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	300	1,318
Guotai Junan Securities Class H	2,800	4,132
Haidilao International Holding	39,000	150,375
Haier Smart Home Class A	79,000	158,895
Haitong Securities Class H	7,600	6,903
Hangzhou Hikvision Digital Technology Class A	91,500	355,263
Hangzhou Robam Appliances Class A	43,200	171,606
Hangzhou Tigermed Consulting Class A	19,499	174,599
Han's Laser Technology Industry Group Class A	38,099	149,662
†Hansoh Pharmaceutical Group	2,000	6,683
Hengan International Group	23,000	171,791
Huadian Power International Class H	12,000	3,555
Huadong Medicine Class A	400	974
Huazhu Group ADR	8,777	252,163
Hundsun Technologies Class A	18,200	223,074
†HUYA ADR	195	3,305
Industrial & Commercial Bank of China Class H	244,000	166,452
Inner Mongolia Yili Industrial Group	36,100	150,850
Inspur Electronic Information Industry Class A	23,762	126,616
†JD.com ADR	626	25,353
Jiangsu Hengrui Medicine	10,098	129,621
Jiangxi Copper Class H	5,000	4,588
Kingdee International Software Group	381,000	501,146
Kunlun Energy	20,000	11,558
Kweichow Moutai	2,000	310,815
Lenovo Group	270,000	143,030
Li Ning	55,000	158,229
†Meituan Dianping	29,400	350,485
Momo ADR	786	17,048
NetEase ADR	745	239,115
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
†New Oriental Education & Technology Group Sponsored ADR	1,557	$ 168,530
PICC Property & Casualty Class H	16,000	15,321
Ping An Insurance Group of China	12,800	123,876
Shanghai International Airport Class A	20,361	173,061
Shanghai Jahwa United Class A	34,300	120,489
Shenzhen Goodix Technology Class A	100	3,632
Shenzhen Inovance Technology Class A	62,866	226,777
Shenzhen Mindray Bio-Medical Electronics Class A	6,200	225,565
Silergy	5,000	162,178
Sinopec Shanghai Petrochemical Class H	34,000	8,384
Tencent Holdings	93,200	4,606,652
†Tencent Music Entertainment Group ADR	291	2,927
Tingyi Cayman Islands Holding	2,000	3,252
†Trip.com Group ADR	13,873	325,322
Tsingtao Brewery Class H	2,000	10,109
†Venus MedTech Hangzhou Class H	30,000	174,792
Venustech Group Class A	34,600	178,878
†Vipshop Holdings ADR	1,370	21,345
Want Want China Holdings	274,000	197,586
Weichai Power Class H	3,000	4,779
Wuhan Raycus Fiber Laser Technologies Class A	18,145	197,133
WuXi AppTec Class A	14,199	178,986
†Wuxi Biologics Cayman	19,500	248,953
Yifeng Pharmacy Chain Class A	15,000	196,061
Yihai International Holding	26,000	195,845
Yonyou Network Technology Class A	20,100	113,219
Yum China Holdings	7,837	334,091
Zhuzhou CRRC Times Electric Class H	5,700	16,885
		20,553,554
Denmark–0.00%
AP Moller - Maersk Class A	16	13,141
Coloplast Class B	51	7,397
		20,538

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland–0.22%
Fortum	927	$ 13,485
Neste	49,713	1,652,835
Nokia (London Stock Exchange)	5,298	16,317
		1,682,637
France–1.93%
BNP Paribas	17,106	499,413
Carrefour	338	5,359
Cie de Saint-Gobain	12,949	310,717
CNP Assurances	448	4,600
Danone	75,974	4,862,198
Eiffage	3,275	232,471
Electricite de France	1,193	9,329
Engie	134	1,434
EssilorLuxottica	11,575	1,225,499
Renault	247	4,694
Safran	33,778	2,992,632
Sanofi	45,220	3,914,912
Schneider Electric	235	19,863
Societe Generale	26,478	433,766
Sodexo	2,003	134,512
Unibail-Rodamco-Westfield	52	2,981
Vivendi	254	5,370
		14,659,750
Germany–1.16%
adidas	9	1,998
Deutsche Boerse	87	11,952
Deutsche Post	1,471	39,435
Evonik Industries	246	5,137
HeidelbergCement	225	9,613
Henkel & Co.	226	16,601
Infineon Technologies	87,748	1,266,708
Knorr-Bremse	14,896	1,309,595
Merck	23	2,322
SAP	80	8,932
Siemens	68,694	5,752,093
Vonovia	8,090	402,425
Wirecard	64	7,211
		8,834,022
■Hong Kong–1.03%
AIA Group	418,800	3,750,200
Brilliance China Automotive Holdings	136,000	110,747
China Mobile	5,500	41,219
China National Building Material Class H	4,000	4,297
China Telecom Class H	100,000	30,298
CK Infrastructure Holdings	31,000	164,111
CLP Holdings	21,000	192,360
Guangzhou Automobile Group Class H	158,000	157,164
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Hang Lung Properties	141,000	$ 284,332
HKT Trust	126,000	171,366
Hysan Development	36,000	116,258
Jardine Matheson Holdings	6,400	322,124
Power Assets Holdings	500	2,966
Sun Hung Kai Properties	175,000	2,287,956
WH Group	159,500	147,220
		7,782,618
India–0.54%
Asian Paints	10,157	223,735
HDFC Asset Management	115	3,201
Hero MotoCorp	3,147	66,361
Hindustan Unilever	19,301	585,342
ICICI Bank	51,403	223,679
Infosys	946	7,838
Larsen & Toubro	12,491	133,178
Petronet LNG	29,008	76,587
Reliance Industries	183,954	2,682,459
Vedanta	17,755	15,054
Wipro	6,119	15,918
Zee Entertainment Enterprises	59,060	96,114
		4,129,466
Indonesia–0.03%
Bank Central Asia	138,200	232,856
		232,856
Italy–1.32%
Enel	672,365	4,637,867
Intesa Sanpaolo	222,009	359,224
RAI Way	156,187	837,330
Snam	53,391	244,012
UniCredit	503,634	3,896,405
		9,974,838
Japan–2.77%
AGC	800	19,494
Ajinomoto	164,500	3,065,369
Astellas Pharma	197,800	3,047,575
Canon	100	2,173
Dentsu	200	3,864
East Japan Railway	27,000	2,043,099
FamilyMart UNY Holdings	900	16,160
FUJIFILM Holdings	200	9,856
Fujitsu	100	9,007
Hitachi	600	17,236
Hoya	27,200	2,312,857
Japan Airlines	87,200	1,602,513
KDDI	15,800	466,710
Keyence	1,100	353,664
Maeda Road Construction	3,200	59,728

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Estate	27,100	$ 400,244
Mitsubishi Heavy Industries	1,500	37,803
Murata Manufacturing	35,200	1,749,958
NEC	1,100	40,054
Nippon Telegraph & Telephone	16,600	397,016
Nissan Motor	8,700	29,108
NTT Data	700	6,701
Okumura	3,300	68,231
Olympus	600	8,649
Omron	100	5,170
Otsuka Holdings	800	31,215
Rakuten	200	1,568
Recruit Holdings	100	2,583
Sekisui House	800	13,194
Seven & i Holdings	400	13,210
Shin-Etsu Chemical	24,700	2,427,694
Shionogi & Co.	100	4,926
Sompo Holdings	200	6,165
Subaru	68,700	1,313,206
Suzuki Motor	55,200	1,314,379
Toagosei	11,000	95,227
Toshiba	200	4,384
		20,999,990
Mexico–0.00%
America Movil	6,137	3,648
Fomento Economico Mexicano	908	5,520
Grupo Bimbo Class A	4,664	6,840
		16,008
Netherlands–1.52%
†Adyen	667	566,879
ASML Holding	13,960	3,680,059
ING Groep	296,415	1,518,858
Koninklijke Ahold Delhaize	1,274	29,680
Koninklijke Philips	103,437	4,246,850
NXP Semiconductors	17,831	1,478,725
Royal Dutch Shell Class A	211	3,666
		11,524,717
Poland–0.00%
Polski Koncern Naftowy ORLEN	687	9,193
		9,193
Portugal–0.03%
Jeronimo Martins	14,000	252,688
		252,688
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–0.15%
†Amorepacific	30	$ 4,114
Amorepacific Group	155	6,997
Hana Financial Group	359	6,754
Hyundai Mobis	146	20,196
Kakao	1,970	249,172
KB Financial Group	329	9,253
Kia Motors	779	16,397
LG Chem	912	225,885
LG Electronics	831	32,673
LG Uplus	896	7,872
NCSoft	580	309,548
POSCO	1,177	154,879
Shinhan Financial Group	1,407	32,916
SK Telecom	153	22,253
		1,098,909
Saudi Arabia–0.00%
Riyad Bank	838	3,337
		3,337
Singapore–0.36%
CapitaLand	886,500	1,776,483
ComfortDelGro	139,500	148,544
DBS Group Holdings	14,300	186,588
Singapore Telecommunications	97,900	174,529
United Overseas Bank	32,800	450,017
Wilmar International	4,300	9,724
		2,745,885
South Africa–0.01%
Anglo American Platinum	134	5,598
AngloGold Ashanti	82	1,389
†Aspen Pharmacare Holdings	1,242	6,496
Kumba Iron Ore	893	13,924
MTN Group	5,121	13,731
†MultiChoice Group	2,375	11,287
Old Mutual	4,053	2,689
		55,114
Spain–0.25%
Cellnex Telecom	41,111	1,864,895
Endesa	613	12,971
Naturgy Energy Group	95	1,667
Repsol	1,091	9,733
Telefonica	1,674	7,619
		1,896,885
Sweden–0.01%
Assa Abloy Class B	366	6,833
Hennes & Mauritz Class B	2,543	32,542

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson Class B	2,080	$ 16,838
		56,213
Switzerland–1.23%
†Alcon	3,489	177,311
LafargeHolcim	548	19,998
Nestle	33,321	3,410,997
Novartis	401	33,082
Roche Holding	17,657	5,680,996
SGS	4	9,226
		9,331,610
Taiwan–0.92%
Asustek Computer	3,000	20,313
Cathay Financial Holding	128,000	148,972
Chunghwa Telecom	61,000	216,262
Formosa Chemicals & Fibre	62,000	136,531
Formosa Petrochemical	33,000	88,105
Formosa Plastics	59,000	145,944
Fubon Financial Holding	137,000	169,336
Hon Hai Precision Industry	88,000	202,599
MediaTek	2,000	21,466
Nan Ya Plastics	74,000	133,139
Taiwan Semiconductor Manufacturing	589,000	5,302,361
Uni-President Enterprises	102,000	220,770
United Microelectronics	30,000	13,451
Yageo	18,000	161,646
		6,980,895
Thailand–0.08%
Advanced Info Service	39,700	243,154
Intouch Holdings	130,800	217,395
Siam Cement	8,700	87,188
Thai Beverage	181,700	76,868
		624,605
Turkey–0.01%
BIM Birlesik Magazalar	614	4,656
†Tupras Turkiye Petrol Rafinerileri	6,447	73,370
		78,026
United Arab Emirates–0.01%
NMC Health	41,894	54,462
		54,462
United Kingdom–1.64%
AstraZeneca	18,445	1,643,429
Berkeley Group Holdings	7,589	338,724
BHP Group	281	4,361
BP	1,475	6,049
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Coca-Cola European Partners	522	$ 19,591
Compass Group	499	7,774
Experian	209	5,808
Fiat Chrysler Automobiles	2,770	19,774
GlaxoSmithKline	1,843	34,582
HSBC Holdings (London Shares)	82,602	463,709
†Liberty Global Class A	170	2,807
†Liberty Global Class C	564	8,860
RELX (London Stock Exchange)	1,281	27,340
†Rolls-Royce Holdings	2,587	10,934
Unilever	35,125	1,771,361
Unilever CVA	62,185	3,056,469
Vodafone Group	3,607,898	4,991,324
		12,412,896
United States–35.88%
Abbott Laboratories	49,952	3,941,712
AbbVie	79	6,019
†Adobe	5,016	1,596,292
Agilent Technologies	36,149	2,588,991
Air Products & Chemicals	24,312	4,852,918
†Alexion Pharmaceuticals	1,907	171,230
†Alphabet Class C	9,575	11,133,906
†Amazon.com	6,508	12,688,778
American International Group	108	2,619
American Tower	2,422	527,390
Ameriprise Financial	74	7,584
Amgen	70	14,191
Anthem	18,082	4,105,337
Aon	200	33,008
†Apellis Pharmaceuticals	5,265	141,049
Apple	44,176	11,233,515
Applied Materials	33,709	1,544,546
Aptiv	21,815	1,074,171
AT&T	463	13,496
†Autodesk	22,049	3,441,849
†AutoZone	16	13,536
AvalonBay Communities	45	6,623
Bank of America	235,261	4,994,591
Bank of New York Mellon	367	12,361
Baxter International	3,947	320,457
Becton Dickinson & Co.	13,520	3,106,490
†Berkshire Hathaway Class B	4,888	893,673
†BioMarin Pharmaceutical	2,524	213,278
†Booking Holdings	24	32,288
Bristol-Myers Squibb	53,781	2,997,753
†Cadence Design Systems	5,296	349,748
Cerner	515	32,440
CH Robinson Worldwide	4,903	324,579

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Charles Schwab	39,752	$ 1,336,462
†Charter Communications Class A	14,737	6,429,900
Chevron	88	6,376
†Chipotle Mexican Grill	790	516,976
Chubb	13,006	1,452,640
Cintas	80	13,858
Cisco Systems	8,611	338,498
Citigroup	45,212	1,904,329
CME Group	63	10,893
Coca-Cola	89	3,938
Colgate-Palmolive	21,399	1,420,038
Comcast Class A	180,641	6,210,438
Corteva	195	4,582
Costco Wholesale	6,681	1,904,954
†Crowdstrike Holdings Class A	5,702	317,487
Crown Castle International	62	8,953
Cummins	51	6,901
CVS Health	131	7,772
†Dell Technologies Class C	563	22,267
Delta Air Lines	303	8,645
†DexCom	482	129,788
Discover Financial Services	94	3,353
†Dollar Tree	1,584	116,376
DR Horton	90,309	3,070,506
DuPont de Nemours	747	25,473
Eaton	91	7,070
eBay	1,268	38,116
†Edwards Lifesciences	4,051	764,100
†Electronic Arts	129	12,922
Eli Lilly & Co.	255	35,374
Emerson Electric	80,173	3,820,243
Exelon	7,060	259,879
Expedia Group	657	36,969
Exxon Mobil	6,330	240,350
†Facebook Class A	25,487	4,251,232
FedEx	36	4,365
Ferguson	4,281	264,705
†FleetCor Technologies	16,727	3,120,255
Ford Motor	1,260	6,086
†Fortinet	4,027	407,412
Fortive	23,788	1,312,860
Fortune Brands Home & Security	4,486	194,019
Franklin Resources	1,013	16,907
Freeport-McMoRan	36,688	247,644
General Electric	870	6,908
Gilead Sciences	43,883	3,280,693
Global Payments	16,774	2,419,314
†Guardant Health	5,018	349,253
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Hartford Financial Services Group	9,516	$ 335,344
HCA Healthcare	27,163	2,440,596
Hershey	16	2,120
Hess	3,064	102,031
Hewlett Packard Enterprise	3,028	29,402
Home Depot	19,007	3,548,797
HP	745	12,933
†Illumina	459	125,362
†Incyte	261	19,113
†Insulet	665	110,177
Intel	564	30,524
Intercontinental Exchange	206	16,634
International Flavors & Fragrances	23,541	2,403,065
Intuit	3,079	708,170
†Intuitive Surgical	1,770	876,522
†IQVIA Holdings	96	10,355
=†πJawbone Health Hub	32,637	0
Johnson & Johnson	41,206	5,403,343
JPMorgan Chase & Co.	56,727	5,107,132
Kroger	647	19,488
L3Harris Technologies	7,415	1,335,590
Lam Research	90	21,600
Las Vegas Sands	2,100	89,187
Lennar Class A	68,350	2,610,970
†Liberty Broadband Class C	687	76,065
†Liberty Media-Liberty SiriusXM Class A	17,408	551,659
†Liberty Media-Liberty SiriusXM Class C	29,169	922,324
=†πLookout	8,011	37,812
Lowe's	39,269	3,379,097
Marathon Petroleum	6,800	160,616
Marsh & McLennan	42,043	3,635,038
Marvell Technology Group	19,507	441,443
Masco	11,760	406,543
Mastercard Class A	23,311	5,631,005
McDonald's	29,570	4,889,399
Medtronic	3,440	310,219
Merck & Co.	58,977	4,537,690
Microchip Technology	6,325	428,835
†Micron Technology	21,407	900,378
Microsoft	90,734	14,309,659
Mondelez International Class A	7,420	371,594
†Monster Beverage	61	3,432
Moody's	59	12,478
Morgan Stanley	107,948	3,670,232
Motorola Solutions	4,740	630,041
†Nevro	1,014	101,380
Newmont	12,222	553,412
NextEra Energy	22,693	5,460,390

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
NortonLifeLock	12,574	$ 235,260
NVIDIA	10,975	2,893,010
†Okta	2,663	325,578
Omnicom Group	2,738	150,316
ONEOK	537	11,712
Oracle	28,376	1,371,412
†Palo Alto Networks	2,527	414,327
†PayPal Holdings	10,057	962,857
†Peloton Interactive Class A	27,264	723,859
PepsiCo	4,180	502,018
Pfizer	108,281	3,534,292
Philip Morris International	2,225	162,336
Pioneer Natural Resources	7,816	548,292
PPG Industries	44,269	3,700,888
Procter & Gamble	570	62,700
Prologis	19,504	1,567,536
†Proofpoint	1,847	189,484
†PTC	3,917	239,760
†PTC Therapeutics	1,696	75,659
Public Storage	83	16,485
QUALCOMM	391	26,451
Raytheon	38,754	5,082,587
†Regeneron Pharmaceuticals	203	99,123
Republic Services	40	3,002
ResMed	1,907	280,882
†salesforce.com	37,163	5,350,729
†Sarepta Therapeutics	1,580	154,556
Schlumberger	4,602	62,081
†Seattle Genetics	1,197	138,110
†ServiceNow	6,248	1,790,552
†Simply Good Foods	12,338	237,630
†Splunk	3,643	459,856
†Square Class A	50	2,619
Stanley Black & Decker	239	23,900
Starbucks	83,622	5,497,310
Stryker	1,777	295,853
Synchrony Financial	401	6,452
Sysco	73	3,331
Target	16,111	1,497,840
Texas Instruments	111	11,092
Thermo Fisher Scientific	12,484	3,540,462
TJX	64,701	3,093,355
Travelers	3,340	331,829
Truist Financial	52,882	1,630,881
†Uber Technologies	82,012	2,289,775
Union Pacific	26,564	3,746,587
†United Airlines Holdings	15,829	499,405
United Parcel Service Class B	223	20,833
UnitedHealth Group	29,200	7,281,896
US Bancorp	12,428	428,145
Verizon Communications	7,363	395,614
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Vertex Pharmaceuticals	6,912	$ 1,644,710
Visa Class A	2,838	457,259
Vistra Energy	19,477	310,853
†VMware Class A	25,381	3,073,639
Walgreens Boots Alliance	318	14,548
Walmart	40,556	4,607,973
Walt Disney	14,582	1,408,621
Wells Fargo & Co.	9,875	283,412
Western Digital	438	18,230
Weyerhaeuser	21,549	365,256
Williams	47,814	676,568
Willis Towers Watson	197	33,460
†Workday Class A	110	14,324
Wynn Resorts	2,468	148,549
Xilinx	12,978	1,011,505
Yum Brands	348	23,848
†Zillow Group Class C	4,794	172,680
Zoetis	1,576	185,479
†Zscaler	3,994	243,075
		272,228,201
Total Common Stock (Cost $467,600,250)		414,904,077
ΔCONVERTIBLE PREFERRED STOCKS–0.32%
United States–0.32%
=†πGrand Rounds Series C	209,114	625,251
=†πGrand Rounds Series D	128,303	379,777
=†πLookout Series F	93,593	1,037,946
Wells Fargo & Co. 7.50%	288	366,918
Total Convertible Preferred Stocks (Cost $1,734,228)		2,409,892
ΔPREFERRED STOCKS–0.37%
Brazil–0.03%
Banco Bradesco 5.83%	563	2,262
Centrais Eletricas Brasileiras 3.65%	1,393	7,077
Itau Unibanco Holding 5.07%	42,697	190,802
Petroleo Brasileiro 3.32%	1,911	5,131
		205,272
Germany–0.17%
Henkel & Co. 1.99%	16,448	1,315,537
		1,315,537
United States–0.17%
•Citigroup Capital XIII 8.14% (LIBOR03M + 6.37%) 10/30/40	26,768	685,261
=†πFieldwood Energy	8,468	8,468

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
•GMAC Capital Trust I 7.48% (LIBOR03M + 5.79%) 2/15/40	29,404	$ 603,076
		1,296,805
Total Preferred Stocks (Cost $3,792,786)		2,817,614

	Principal Amount°
ΔCONVERTIBLE BONDS–0.04%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	8,407
		8,407
Singapore–0.04%
CapitaLand 1.95%, excercise price $1.9500 10/17/23	500,000	335,455
		335,455
Total Convertible Bonds (Cost $365,668)		343,862
AGENCY MORTGAGE-BACKED SECURITY–1.70%
United States–1.70%
Fannie Mae S.F. 30 yr TBA 4.00% 4/1/50	12,106,200	12,925,946
Total Agency Mortgage-Backed Security (Cost $12,819,331)		12,925,946
ΔCORPORATE BONDS–5.77%
Australia–0.51%
FMG Resources 5.13% 3/15/23	11,000	10,780
FMG Resources August 4.75% 5/15/22	16,000	15,940
FMG Resources August 2006 5.13% 5/15/24	16,000	15,760
=@Quintis Australia Pty (PIK Rate 12%, Cash Rate 12%) 12.00% 10/1/28	2,006,979	2,006,979
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	1,843,203	1,843,203
		3,892,662
Canada–0.03%
Brookfield Residential Properties / Brookfield Residential US 6.25% 9/15/27	13,000	11,276
Mattamy Group 4.63% 3/1/30	205,000	176,300
		187,576
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Chile–0.00%
‡Inversiones Alsacia 8.00% 12/31/18		10,780	$ 269
			269
Greece–0.06%
Ellaktor Value 6.38% 12/15/24	EUR	645,000	484,443
			484,443
Japan–0.03%
Mitsubishi UFJ Financial Group 3.78% 3/2/25		242,000	255,408
			255,408
Netherlands–0.14%
ING Groep
4.10% 10/2/23		729,000	748,107
μ6.00% 12/29/49		329,000	311,892
			1,059,999
Switzerland–0.06%
UBS Group Funding Switzerland 4.13% 9/24/25		421,000	437,388
			437,388
United Kingdom–0.37%
HSBC Holdings
μ3.26% 3/13/23		320,000	320,466
4.95% 3/31/30		200,000	220,568
μ6.38% 12/29/49		1,053,000	976,658
μLloyds Bank 13.00% 12/31/99	GBP	590,000	1,262,315
			2,780,007
United States–4.57%
Albertsons/Safeway/New Albertsons
3.50% 2/15/23		17,000	16,737
5.75% 3/15/25		27,000	26,967
6.63% 6/15/24		27,000	27,405
7.50% 3/15/26		14,000	15,089
Allergan Finance 3.45% 3/15/22		591,000	613,533
Allergan Sales 5.00% 12/15/21		314,000	325,278
AMC Networks
4.75% 8/1/25		17,000	16,533
5.00% 4/1/24		21,000	20,160
•American Express 4.03% (LIBOR03M + 3.29%) 12/29/49		382,000	322,790
Aramark Services
4.75% 6/1/26		11,000	10,365
5.00% 2/1/28		25,000	23,265
Avantor 6.00% 10/1/24		33,000	34,574
Bank of America
4.00% 1/22/25		307,000	324,190

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Bank of America (continued)
4.13% 1/22/24	740,000	$ 788,942
Bausch Health
5.50% 11/1/25	29,000	29,299
5.75% 8/15/27	9,000	9,266
Becton Dickinson & Co.
2.89% 6/6/22	647,000	647,533
3.13% 11/8/21	557,000	558,811
Broadcom 3.13% 4/15/21	972,000	960,086
Buckeye Partners
4.13% 3/1/25	250,000	210,750
4.35% 10/15/24	63,000	52,290
Cedar Fair 5.25% 7/15/29	11,000	9,295
Cedar Fair 5.38% 4/15/27	11,000	9,460
Centene
4.25% 12/15/27	53,000	53,101
4.75% 1/15/25	330,000	334,125
5.25% 4/1/25	24,000	24,360
5.38% 6/1/26	370,000	381,141
5.38% 8/15/26	16,000	16,320
Charles River Laboratories International 5.50% 4/1/26	11,000	11,220
Cheniere Energy Partners
5.25% 10/1/25	32,000	29,760
5.63% 10/1/26	24,000	22,320
Churchill Downs 5.50% 4/1/27	13,000	12,253
Cigna
3.40% 9/17/21	785,000	796,725
3.75% 7/15/23	444,000	457,003
μCitigroup
3.35% 4/24/25	415,000	427,322
4.41% 3/31/31	362,000	398,300
5.95% 12/29/49	527,000	463,760
Clean Harbors 4.88% 7/15/27	11,000	10,768
Colfax 6.00% 2/15/24	13,000	12,935
Comcast
3.10% 4/1/25	95,000	100,447
3.70% 4/15/24	1,223,000	1,312,655
CrownRock 5.63% 10/15/25	25,000	13,000
CSC Holdings 5.50% 5/15/26	201,000	207,904
CVS Health
3.63% 4/1/27	135,000	138,344
3.75% 4/1/30	270,000	279,366
Darling Ingredients 5.25% 4/15/27	11,000	10,667
DaVita 5.00% 5/1/25	31,000	30,959
Deere & 2.75% 4/15/25	190,000	196,724
Elanco Animal Health
4.66% 8/27/21	11,000	10,942
5.02% 8/28/23	16,000	16,184
Endeavor Energy Resources
5.50% 1/30/26	11,000	7,592
5.75% 1/30/28	22,000	14,960
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Energy Transfer Operating 4.05% 3/15/25	177,000	$ 154,770
Enterprise Products Operating
3.35% 3/15/23	529,000	519,069
3.90% 2/15/24	132,000	134,338
ESH Hospitality 5.25% 5/1/25	28,000	23,520
Forestar Group 5.00% 3/1/28	418,000	347,095
General Dynamics 3.25% 4/1/25	90,000	94,813
Goldman Sachs Group
μ2.91% 6/5/23	579,000	580,521
3.50% 4/1/25	1,475,000	1,495,711
3.63% 2/20/24	675,000	698,412
μ5.38% 12/29/49	615,000	549,656
H&E Equipment Services 5.63% 9/1/25	21,000	19,478
Hanesbrands 4.63% 5/15/24	19,000	18,810
HCA 3.50% 9/1/30	809,000	734,476
HD Supply 5.38% 10/15/26	16,000	15,554
Hilton Domestic Operating 5.13% 5/1/26	32,000	30,640
Hilton Worldwide Finance
4.63% 4/1/25	19,000	17,670
4.88% 4/1/27	13,000	12,350
Home Depot
2.50% 4/15/27	140,000	141,397
3.30% 4/15/40	400,000	410,227
Howard Hughes 5.38% 3/15/25	21,000	20,317
Hughes Satellite Systems 7.63% 6/15/21	98,000	99,960
iHeartCommunications
5.25% 8/15/27	16,000	13,942
6.38% 5/1/26	527,564	499,211
8.38% 5/1/27	186,873	159,104
JBS USA Finance
5.75% 6/15/25	22,000	22,220
6.50% 4/15/29	33,000	35,399
6.75% 2/15/28	21,000	22,417
μJPMorgan Chase & Co. 4.02% 12/5/24	772,000	817,919
Lamar Media 5.75% 2/1/26	14,000	14,325
Lamb Weston Holdings
4.63% 11/1/24	18,000	17,730
4.88% 11/1/26	18,000	18,313
Lennar
4.13% 1/15/22	13,000	12,870
4.50% 4/30/24	14,000	13,693
4.75% 4/1/21	11,000	10,890
Level 3 Financing
5.13% 5/1/23	15,000	14,737
5.25% 3/15/26	17,000	16,989
Lowe's Companies 5.13% 4/15/50	235,000	283,066

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Marriott Ownership Resorts 6.50% 9/15/26	17,000	$ 14,790
Marsh & McLennan 4.38% 3/15/29	70,000	77,758
Masonite International 5.38% 2/1/28	11,000	10,811
Mastercard 3.30% 3/26/27	85,000	92,366
McDonald's
3.30% 7/1/25	135,000	139,745
3.50% 7/1/27	195,000	205,661
MGM Growth Properties Operating Partnership 5.63% 5/1/24	24,000	23,040
Molina Healthcare 5.38% 11/15/22	15,000	14,850
Morgan Stanley
μ3.62% 4/1/31	1,020,000	1,061,554
3.88% 4/29/24	460,000	482,658
•5.44% (LIBOR03M + 3.61%) 12/31/49	434,000	365,645
MPT Operating Partnership 5.00% 10/15/27	30,000	29,100
NBCUniversal Enterprise 5.25% 12/31/49	413,000	413,000
Netflix 5.50% 2/15/22	15,000	15,263
Newell Brands 4.10% 4/1/23	30,000	30,211
NIKE
2.40% 3/27/25	220,000	228,056
2.75% 3/27/27	265,000	276,916
NRG Energy
5.25% 6/15/29	16,000	16,480
5.75% 1/15/28	18,000	18,360
6.63% 1/15/27	27,000	28,080
7.25% 5/15/26	22,000	23,045
NVIDIA
2.85% 4/1/30	140,000	145,508
3.50% 4/1/50	195,000	212,886
ONEOK 2.75% 9/1/24	240,000	195,970
ONEOK Partners 4.90% 3/15/25	408,000	356,752
Oracle
2.50% 4/1/25	775,000	791,175
2.80% 4/1/27	756,000	771,796
2.95% 4/1/30	756,000	760,538
3.60% 4/1/40	756,000	752,564
Outfront Media Capital 5.00% 8/15/27	14,000	12,880
Parsley Energy
5.25% 8/15/25	274,000	208,240
5.38% 1/15/25	151,000	116,644
5.63% 10/15/27	15,000	10,575
PayPal Holdings 2.65% 10/1/26	23,000	22,538
Pfizer 2.63% 4/1/30	155,000	162,648
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Pilgrim's Pride 5.88% 9/30/27	19,000	$ 18,932
μPrudential Financial
5.63% 6/15/43	220,000	206,877
5.88% 9/15/42	330,000	320,100
Quicken Loans
5.25% 1/15/28	21,000	20,534
5.75% 5/1/25	27,000	26,865
Sirius XM Radio
3.88% 8/1/22	21,000	20,921
4.63% 7/15/24	32,000	32,478
5.00% 8/1/27	33,000	33,492
5.38% 4/15/25	21,000	21,210
5.38% 7/15/26	22,000	22,268
5.50% 7/1/29	27,000	27,540
Six Flags Entertainment 4.88% 7/31/24	21,000	17,798
Standard Industries 5.00% 2/15/27	11,000	10,010
μState Street 2.90% 3/30/26	110,000	112,619
Summit Materials 6.13% 7/15/23	13,000	12,870
Sunoco
4.88% 1/15/23	21,000	20,279
5.50% 2/15/26	17,000	14,710
6.00% 4/15/27	13,000	11,180
Targa Resources Partners
5.13% 2/1/25	11,000	9,376
5.38% 2/1/27	11,000	9,053
5.88% 4/15/26	22,000	18,315
6.50% 7/15/27	18,000	15,345
6.75% 3/15/24	13,000	11,440
6.88% 1/15/29	18,000	14,490
Teleflex 4.63% 11/15/27	11,000	10,988
Tempur Sealy International 5.50% 6/15/26	13,000	11,377
Tenet Healthcare
4.63% 7/15/24	39,000	37,147
4.63% 9/1/24	13,000	12,451
4.88% 1/1/26	44,000	41,910
5.13% 5/1/25	30,000	28,350
6.25% 2/1/27	33,000	32,175
Terex 5.63% 2/1/25	13,000	12,221
TransDigm 6.25% 3/15/26	1,567,000	1,559,165
United Rentals North America
4.63% 10/15/25	16,000	15,120
4.88% 1/15/28	35,000	33,950
5.50% 5/15/27	22,000	21,447
5.88% 9/15/26	22,000	22,282
6.50% 12/15/26	25,000	25,375
US Concrete 6.38% 6/1/24	13,000	11,738
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	153,000	113,985

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Verizon Communications 3.50% 11/1/24		644,000	$ 685,044
VICI Properties
3.50% 2/15/25		146,000	134,867
3.75% 2/15/27		140,000	131,950
4.13% 8/15/30		170,000	161,075
Vistra Operations
5.00% 7/31/27		28,000	28,420
5.50% 9/1/26		22,000	22,660
5.63% 2/15/27		542,000	558,937
Wells Fargo & Co.
3.07% 1/24/23		116,000	117,907
3.75% 1/24/24		371,000	392,765
μ5.01% 4/4/51		367,000	465,312
μWells Fargo Bank 2.08% 9/9/22		1,553,000	1,545,656
William Carter 5.63% 3/15/27		11,000	10,544
Williams 3.70% 1/15/23		332,000	306,933
WPX Energy 5.75% 6/1/26		11,000	6,270
Wyndham Hotels & Resorts 5.38% 4/15/26		11,000	9,570
XPO Logistics
6.13% 9/1/23		11,000	10,766
6.75% 8/15/24		23,000	22,489
			34,653,035
Total Corporate Bonds (Cost $44,695,725)			43,750,787
ΔLOAN AGREEMENTS–0.44%
France–0.12%
•Casino Guichard-Perrachon 5.50% (EURIBOR03M + 5.50%) 1/31/24	EUR	917,000	923,947
			923,947
Netherlands–0.21%
•Ziggo B.V. 3.00% (EURIBOR06M + 3.00%) 1/31/29	EUR	1,558,766	1,585,308
			1,585,308
United States–0.11%
•Fieldwood Energy 1st Lien 7.03% (LIBOR03M + 5.25) 4/11/22		214,228	66,946
•Fieldwood Energy 2nd Lien 9.03% (LIBOR03M + 7.25) 4/11/23		289,208	18,509
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Hilton Worldwide Finance Tranche B2 2.70% (LIBOR01M + 1.75%) 6/22/26		752,715	$ 711,316
			796,771
Total Loan Agreements (Cost $3,958,874)			3,306,026
NON-AGENCY ASSET-BACKED SECURITY–0.03%
United States–0.03%
•Navient Private Education Loan Trust 2.30% (LIBOR01M + 1.60%) 10/15/31		233,000	222,385
Total Non-Agency Asset-Backed Security (Cost $218,440)			222,385
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.07%
United States–0.07%
•BX Trust
4.08% 12/9/41		317,000	235,392
4.08% 12/9/41		445,000	298,217
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $753,613)			533,609
ΔSOVEREIGN BONDS–12.78%
Argentina–0.14%
Argentine Republic Government International Bond
3.38% 1/15/23	EUR	497,000	137,035
5.25% 1/15/28	EUR	124,000	31,728
5.88% 1/11/28		1,366,000	366,785
6.88% 1/26/27		1,392,000	382,814
7.82% 12/31/33	EUR	515,594	176,645
			1,095,007
Australia–0.26%
Australia Government Bonds 3.00% 3/21/47	AUD	2,450,000	1,956,128
			1,956,128
Canada–1.53%
Canadian Government Bond
0.75% 3/1/21	CAD	1,925,000	1,371,930
1.50% 9/1/24	CAD	13,835,000	10,214,581
			11,586,511
France–1.83%
French Republic Government Bond OAT 0.01% 11/25/29	EUR	12,580,767	13,881,703
			13,881,703

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany–0.29%
Bundesrepublik Deutschland Bundesanleihe 0.01% 8/15/50	EUR	2,036,815	$ 2,228,211
			2,228,211
Italy–1.28%
Italy Buoni Poliennali Del Tesoro
1.35% 4/1/30	EUR	5,592,000	6,071,858
3.85% 9/1/49	EUR	2,526,000	3,611,467
			9,683,325
Japan–6.68%
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	321,050,000	2,972,381
^Japan Treasury Discount Bill
0.00% 4/6/20	JPY	799,850,000	7,438,851
0.00% 4/20/20	JPY	594,050,000	5,525,077
0.00% 4/27/20	JPY	635,900,000	5,914,831
0.00% 5/7/20	JPY	728,950,000	6,780,804
0.00% 5/11/20	JPY	588,700,000	5,476,304
0.00% 5/18/20	JPY	252,350,000	2,347,550
0.00% 5/25/20	JPY	756,250,000	7,035,506
0.00% 6/22/20	JPY	774,950,000	7,210,654
			50,701,958
Spain–0.77%
Spain Government Bond 0.60% 10/31/29	EUR	5,304,000	5,826,847
			5,826,847
Total Sovereign Bonds (Cost $98,262,848)			96,959,690
U.S. TREASURY OBLIGATIONS–10.36%
×U.S. Treasury Bonds 2.38% 11/15/49		7,283,000	9,090,094
U.S. Treasury Inflation Index
0.13% 10/15/24		4,333,058	4,386,210
0.13% 1/15/30		1,275,244	1,315,457
U.S. Treasury Inflation Protected Security
0.50% 4/15/24		32,364,486	32,837,956
0.63% 4/15/23		3,836,932	3,866,230
U.S. Treasury Notes
1.75% 11/15/20		5,068,100	5,119,969
×1.75% 11/15/29		20,021,100	22,007,568
Total U.S. Treasury Obligations (Cost $74,537,693)			78,623,484

	Number of Shares
EXCHANGE-TRADED FUNDS–3.77%
Consumer Discretionary Select Sector SPDR® Fund	7,420	727,754
Financial Select Sector SPDR® Fund	37,531	781,395
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
Industrial Select Sector SPDR® Fund	13,719	$ 809,558
iShares China Large-Cap ETF	20,135	755,868
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,362	1,156,301
iShares MSCI Emerging Markets ETF	9,817	335,054
iShares Russell 2000 ETF	10,987	1,257,572
iShares S&P 500 Value ETF	8,834	850,273
KraneShares CSI China Internet ETF	5,324	241,017
SPDR® S&P 500 ETF Trust	21,218	5,468,940
†SPDR Gold Shares	102,510	15,176,605
SPDR S&P Oil & Gas Exploration & Production ETF	12,200	401,380
†United States Oil Fund	64,300	270,703
VanEck Vectors Semiconductor ETF	3,323	389,256
Total Exchange-Traded Funds (Cost $32,316,045)		28,621,676
MONEY MARKET FUND–0.71%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	5,384,608	5,384,608
Total Money Market Fund (Cost $5,384,608)		5,384,608

	Principal Amount°
SHORT-TERM INVESTMENTS–7.26%
U.S. TREASURY OBLIGATIONS–7.26%
≠U.S. Treasury Bills
0.01% 7/23/20	2,000,000	1,999,333
0.22% 5/12/20	2,000,000	1,999,497
0.63% 8/20/20	2,000,000	1,998,970
0.77% 8/27/20	4,000,000	3,998,043
1.51% 5/28/20	2,000,000	1,995,313
1.51% 6/11/20	2,000,000	1,999,546
1.53% 6/11/20	10,000,000	9,997,727
1.56% 5/7/20	4,000,000	3,993,900
1.56% 5/14/20	17,000,000	16,968,912
1.57% 5/14/20	5,180,000	5,170,462
1.57% 5/21/20	3,000,000	2,993,592
1.60% 4/16/20	2,000,000	1,998,696
		55,113,991
Total Short-Term Investments (Cost $55,067,573)		55,113,991

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.50%
Call Swaptions Purchased–0.04%
10 yr Constant Maturity Swap receive 0.5%, expiration date 5/6/20, notional amount $47,518,500 MSC	95,037,000	$ 14,920
10 yr Constant Maturity Swap receive 0.5%, expiration date 8/27/20, notional amount $37,132,279 GSI	74,264,558	70,589
10 yr IRS receive a fixed rate 1.08% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $5,718,625 BOA	5,295,023	233,843
		319,352
Put Options Purchased–0.16%
EUR vs JPY Strike price EUR116.5, expiration date 8/19/20, notional amount EUR288,221,000 HSBC	2,474,000	53,960
EUR vs JPY Strike price EUR120, expiration date 4/23/20, notional amount EUR492,600,000 UBS	4,105,000	83,327
EUR vs USD Strike price EUR1.065, expiration date 8/19/20, notional amount EUR4,392,060 CITI	4,124,000	43,328
EUR vs USD Strike price EUR1.085, expiration date 5/8/20, notional amount EUR29,006,665 UBS	26,734,253	184,695
EUR vs. USD Strike price EUR1.115, expiration date 7/23/20, notional amount EUR1,441,695 BOA	1,293,000	33,974
iShares iBoxx High Yield Corporate Bond ETF Strike price $87, expiration date 4/17/20, notional amount $469,800	54	54,000
iShares iBoxx High Yield Corporate Bond ETF Strike price $88, expiration date 4/17/20, notional amount $1,892,000	215	244,025
USD vs BRL Strike price $3.93, expiration date 5/4/20, notional amount $8,818,920 JPMC	2,244,000	4
USD vs IDR Strike price $14,000, expiration date 5/4/20, notional amount $31,415,762,000 BOA	2,243,983	1,005
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Put Options Purchased (continued)
USD vs JPY Strike price $103, expiration date 7/9/20, notional amount $725,738,000 MSC	7,046,000	$ 84,785
USD vs JPY Strike price $106.75, expiration date 4/27/20, notional amount $744,154,250 HSBC	6,971,000	78,912
USD vs JPY Strike price $108, expiration date 5/26/20, notional amount $215,406,000 MSC	1,994,500	40,891
USD vs JPY Strike price $108, expiration date 6/18/20, notional amount $890,784,000 BNP	8,248,000	192,154
USD vs JPY Strike price $108.25, expiration date 4/22/20, notional amount $797,802,500 MSC	7,370,000	117,994
USD vs MXN Strike price $19, expiration date 5/4/20, notional amount $42,636,000 CITI	2,244,000	841
USD vs RUB Strike price $63, expiration date 4/30/20, notional amount $141,370,929 BOA	2,243,983	260
USD vs TRY Strike price $5.7, expiration date 5/4/20, notional amount $25,581,406 CITI	4,487,966	947
USD vs ZAR Strike price $14.4, expiration date 5/4/20, notional amount $64,626,710 CITI	4,487,966	781
		1,215,883
Put Swaptions Purchased–0.00%
10 yr IRS receive a fixed rate 1.80% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/11/20, notional amount $17,742,737 JPMC	9,857,076	7,275
10 yr IRS receive a fixed rate 1.88% and pay a floating rate based on 3-month USD LIBOR, expiration date 4/8/20, notional amount $17,619,813 BOA	9,372,241	0

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Put Swaptions Purchased (continued)
10 yr IRS receive a fixed rate 2.08% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $11,013,648 BOA	5,295,023	$ 1,742
		9,017
Call Options Purchased–0.30%
Agilent Technologies Strike price $87.5, expiration date 5/15/20, notional amount $1,184,750 NSI	13,540	5,784
Alibaba Group Holding Strike price $230, expiration date 5/15/20, notional amount $1,219,920 SOC	5,304	3,657
Alphabet Strike price $1,400, expiration date 6/19/20, notional amount $420,000	3	3,600
Amazon.com Strike price $2,100, expiration date 7/17/20, notional amount $1,470,000	7	59,850
Apple Strike price $270, expiration date 4/17/20, notional amount $1,269,000 MSC	4,700	30,613
Autodesk Strike price $200, expiration date 7/17/20, notional amount $1,040,000	52	17,784
Boston Scientific Strike price $35, expiration date 8/21/20, notional amount $420,000	120	32,496
BP Strike price $39, expiration date 4/17/20, notional amount $943,800	242	242
Capital One Financial Strike price $60, expiration date 9/18/20, notional amount $444,000	74	34,999
Charter Communications Strike price $540, expiration date 6/19/20, notional amount $972,000	18	8,460
Comcast Strike price $42.5, expiration date 7/17/20, notional amount $943,500	222	18,870
Costco Wholesale Strike price $300, expiration date 6/19/20, notional amount $480,000	16	22,400
CVS Health Strike price $65, expiration date 5/15/20, notional amount $240,500	37	6,438
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Eli Lilly & Co. Strike price $142, expiration date 6/19/20, notional amount $987,042 CITI	6,951	$ 56,044
Exxon Mobil Strike price $62.5, expiration date 6/19/20, notional amount $962,500	154	924
Facebook Strike price $205, expiration date 6/19/20, notional amount $943,000	46	6,900
Fortive Strike price $60, expiration date 6/19/20, notional amount $252,000	42	14,932
HCA Healthcare Strike price $135, expiration date 4/17/20, notional amount $224,370 MSC	1,662	23
HCA Healthcare Strike price $135, expiration date 6/19/20, notional amount $224,370 MSC	1,662	740
Hess Strike price $60, expiration date 4/17/20, notional amount $961,140 NSI	16,019	845
Home Depot Strike price $185, expiration date 8/21/20, notional amount $1,850,000	100	254,000
Intuitive Surgical Strike price $630, expiration date 6/19/20, notional amount $63,000	1	620
†Invesco QQQ Trust Series 1 Strike price $220, expiration date 4/17/20, notional amount $2,772,000	126	1,764
Invesco QQQ Trust Series 1 Strike price $225, expiration date 4/17/20, notional amount $765,000	34	272
Invesco QQQ Trust Series 1 Strike price $228, expiration date 7/17/20, notional amount $1,778,400	78	12,480
Invesco QQQ Trust Series 1 Strike price $230, expiration date 5/15/20, notional amount $1,679,000	73	2,336
iShares China Large-Cap ETF Strike price $45, expiration date 4/17/20, notional amount $2,164,500	481	2,886

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
JPY vs AUD Strike price AUD76, expiration date 6/8/20, notional amount AUD22,344,000 JPMC	294,000	$ 2,351
JPY vs CAD Strike price CAD84, expiration date 5/4/20, notional amount CAD10,500,000 CITI	125,000	2,176
JPY vs CAD Strike price CAD84, expiration date 5/4/20, notional amount CAD21,756,000 UBS	259,000	4,509
L3Harris Technologies Strike price $200, expiration date 8/21/20, notional amount $420,000	21	29,382
Lowe's Companies Strike price $125, expiration date 4/17/20, notional amount $1,195,125 NSI	9,561	19
Marathon Petroleum Strike price $62.5, expiration date 4/17/20, notional amount $1,675,000	268	268
Microsoft Strike price $170, expiration date 5/15/20, notional amount $680,000	40	20,600
NXP Semiconductors Strike price $95, expiration date 6/19/20, notional amount $418,000	44	22,361
PPG Industries Strike price $95, expiration date 8/21/20, notional amount $427,500	45	18,688
salesforce.com Strike price $185, expiration date 6/19/20, notional amount $1,036,000	56	6,048
ServiceNow Strike price $350, expiration date 5/15/20, notional amount $945,000	27	10,260
SPDR Gold Shares Strike price $149, expiration date 4/17/20, notional amount $3,044,219 SOC	20,431	57,877
SPDR Gold Shares Strike price $151, expiration date 5/15/20, notional amount $4,955,971 SOC	32,821	131,772
SPDR Gold Shares Strike price $151, expiration date 6/19/20, notional amount $8,094,959 SOC	53,609	301,995
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
SPDR Gold Shares Strike price $155, expiration date 5/1/20, notional amount $4,737,575 MSC	30,565	$ 62,906
SPDR Gold Shares Strike price $160, expiration date 5/1/20, notional amount $2,408,640 MSC	15,054	18,785
SPDR Gold Shares Strike price $160, expiration date 6/30/20, notional amount $4,044,320 MSC	25,277	89,071
SPDR S&P 500 ETF Trust Strike price $260, expiration date 4/17/20, notional amount $1,924,000	74	64,306
SPDR S&P 500 ETF Trust Strike price $270, expiration date 4/3/20, notional amount $324,000	12	852
SPDR S&P 500 ETF Trust Strike price $270, expiration date 5/15/20, notional amount $8,640,000	320	285,120
SPDR S&P 500 ETF Trust Strike price $285, expiration date 7/17/20, notional amount $3,733,500	131	113,304
SPDR S&P 500 ETF Trust Strike price $290, expiration date 4/17/20, notional amount $2,668,000	92	3,128
SPDR S&P 500 ETF Trust Strike price $290, expiration date 12/18/20, notional amount $5,133,000	177	209,568
SPDR S&P 500 ETF Trust Strike price $294, expiration date 9/30/20, notional amount $1,176,000	40	27,380
SPDR S&P 500 ETF Trust Strike price $310, expiration date 4/24/20, notional amount $2,945,000	95	1,330
SPDR S&P 500 ETF Trust Strike price $315, expiration date 4/17/20, notional amount $4,851,000	154	770
SPDR S&P 500 ETF Trust Strike price $320, expiration date 4/17/20, notional amount $8,128,000	254	1,016
SPDR S&P 500 ETF Trust Strike price $323, expiration date 4/17/20, notional amount $6,492,300	201	804

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
SPDR S&P 500 ETF Trust Strike price $328, expiration date 6/19/20, notional amount $2,492,800	76	$ 1,672
SPDR S&P 500 ETF Trust Strike price $346, expiration date 4/17/20, notional amount $62,072,400	1,794	3,588
SPDR S&P 500 ETF Trust Strike price $360, expiration date 6/18/21, notional amount $8,280,000 MSC	23,000	19,789
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
UnitedHealth Group Strike price $260, expiration date 4/17/20, notional amount $1,950,000	75	$ 60,000
VMware Strike price $140, expiration date 7/17/20, notional amount $1,036,000	74	51,874
		2,223,528
Total Options Purchased (Cost $5,231,122)		3,767,780

TOTAL INVESTMENTS–98.81% (Cost $806,738,804)	749,685,427

	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT–(0.17)%
United States–(0.17)%
3M	(5,383)	$ (734,833)
Netflix	(1,456)	(546,728)
Total Common Stocks Sold Short (Proceeds $1,349,449)		(1,281,561)

	Number of Contracts
OPTIONS WRITTEN–(1.18)%
Put Options Written–(0.92)%
Agilent Technologies Strike price $77.5, expiration date 5/15/20, notional amount $(699,593) NSI	(9,027)	(72,055)
Alibaba Group Holding Strike price $190, expiration date 5/15/20, notional amount $(851,200) SOC	(4,480)	(37,516)
Alphabet Strike price $1,040, expiration date 6/19/20, notional amount $(312,000)	(3)	(13,230)
Amazon.com Strike price $1,520, expiration date 7/17/20, notional amount $(1,064,000)	(7)	(23,783)
Amazon.com Strike price $1,800, expiration date 4/17/20, notional amount $(1,260,000)	(7)	(17,080)
Anthem Strike price $230, expiration date 4/17/20, notional amount $(690,000)	(30)	(34,800)
Apple Strike price $200, expiration date 4/17/20, notional amount $(940,000) MSC	(4,700)	(8,001)
Apple Strike price $265, expiration date 4/17/20, notional amount $(636,000)	(24)	(42,600)
Autodesk Strike price $140, expiration date 7/17/20, notional amount $(728,000)	(52)	(57,590)
Becton Dickinson and Strike price $230, expiration date 4/17/20, notional amount $(851,000)	(37)	(28,120)
Boston Scientific Strike price $26, expiration date 8/21/20, notional amount $(312,000)	(120)	(13,900)
Capital One Financial Strike price $42.5, expiration date 6/19/20, notional amount $(314,500)	(74)	(27,405)
Charter Communications Strike price $390, expiration date 6/19/20, notional amount $(702,000)	(18)	(29,880)
Comcast Strike price $32.5, expiration date 7/17/20, notional amount $(721,500)	(222)	(53,502)
CVS Health Strike price $55, expiration date 5/15/20, notional amount $(203,500)	(37)	(11,655)
Eli Lilly & Co. Strike price $126, expiration date 6/19/20, notional amount $(875,826) CITI	(6,951)	(40,420)
Euro STOXX Bank Index Strike price EUR103, expiration date 6/18/21, notional amount EUR(1,271,226) BCLY	(12,342)	(700,291)
Euro STOXX Bank Index Strike price EUR103, expiration date 9/17/21, notional amount EUR(1,294,298) UBS	(12,566)	(716,988)
Exxon Mobil Strike price $55, expiration date 6/19/20, notional amount $(847,000)	(154)	(269,808)
Facebook Strike price $170, expiration date 6/19/20, notional amount $(782,000)	(46)	(68,080)
Fortive Strike price $45, expiration date 6/19/20, notional amount $(189,000)	(42)	(8,857)
HCA Healthcare Strike price $95, expiration date 4/17/20, notional amount $(157,890) MSC	(1,662)	(13,656)
HCA Healthcare Strike price $100, expiration date 6/19/20, notional amount $(166,200) MSC	(1,662)	(27,938)
Hess Strike price $52.5, expiration date 4/17/20, notional amount $(840,998) NSI	(16,019)	(309,367)
Home Depot Strike price $135, expiration date 8/21/20, notional amount $(1,174,500)	(87)	(54,375)
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Put Options Written (continued)
Intuitive Surgical Strike price $500, expiration date 6/19/20, notional amount $(50,000)	(1)	$ (5,260)
Invesco QQQ Trust Series 1 Strike price $160, expiration date 7/17/20, notional amount $(624,000)	(39)	(26,988)
Invesco QQQ Trust Series 1 Strike price $180, expiration date 4/17/20, notional amount $(918,000)	(51)	(24,174)
iShares iBoxx High Yield Corporate Bond ETF Strike price $83, expiration date 4/17/20, notional amount $(713,800)	(86)	(50,310)
L3Harris Technologies Strike price $145, expiration date 8/21/20, notional amount $(304,500)	(21)	(18,636)
Marathon Petroleum Strike price $52.5, expiration date 4/17/20, notional amount $(614,250)	(117)	(343,688)
Mastercard Strike price $280, expiration date 4/17/20, notional amount $(840,000)	(30)	(119,610)
Merck & Strike price $75, expiration date 4/17/20, notional amount $(862,500)	(115)	(17,250)
Microsoft Strike price $140, expiration date 5/15/20, notional amount $(560,000)	(40)	(21,000)
Microsoft Strike price $165, expiration date 4/17/20, notional amount $(1,336,500)	(81)	(87,075)
Netflix Strike price $240, expiration date 6/19/20, notional amount $(336,000)	(14)	(4,760)
NextEra Energy Strike price $250, expiration date 4/17/20, notional amount $(850,000)	(34)	(51,340)
NXP Semiconductors Strike price $70, expiration date 6/19/20, notional amount $(308,000)	(44)	(17,783)
PPG Industries Strike price $70, expiration date 8/21/20, notional amount $(315,000)	(45)	(17,915)
PPG Industries Strike price $105, expiration date 4/17/20, notional amount $(850,500)	(81)	(172,530)
Raytheon Strike price $160, expiration date 4/17/20, notional amount $(256,000)	(16)	(43,696)
Raytheon Strike price $170, expiration date 5/15/20, notional amount $(272,000)	(16)	(65,160)
Roche Holding Strike price CHF290, expiration date 6/19/20, notional amount CHF(445,440) BCLY	(1,536)	(16,394)
salesforce.com Strike price $135, expiration date 6/19/20, notional amount $(756,000)	(56)	(50,960)
Sanofi Strike price EUR80, expiration date 6/19/20, notional amount EUR(302,240) BCLY	(3,778)	(25,919)
ServiceNow Strike price $260, expiration date 5/15/20, notional amount $(702,000)	(27)	(40,500)
SPDR Gold Shares Strike price $140, expiration date 5/01/20, notional amount $(2,334,080) MSC	(16,672)	(23,637)
SPDR Gold Shares Strike price $141, expiration date 5/15/20, notional amount $(2,313,951) SOC	(16,411)	(37,349)
SPDR Gold Shares Strike price $141, expiration date 6/19/20, notional amount $(5,233,074) SOC	(37,114)	(132,263)
SPDR Gold Shares Strike price $145, expiration date 5/01/20, notional amount $(1,190,595) MSC	(8,211)	(23,551)
SPDR Gold Shares Strike price $145, expiration date 6/30/20, notional amount $(2,443,395) MSC	(16,851)	(93,711)
SPDR S&P 500 ETF Trust Strike price $190, expiration date 9/30/20, notional amount $(760,000)	(40)	(30,800)
SPDR S&P 500 ETF Trust Strike price $205, expiration date 9/30/20, notional amount $(3,628,500)	(177)	(180,894)
SPDR S&P 500 ETF Trust Strike price $210, expiration date 6/19/20, notional amount $(2,751,000)	(131)	(81,898)
SPDR S&P 500 ETF Trust Strike price $220, expiration date 4/24/20, notional amount $(2,090,000)	(95)	(35,055)
SPDR S&P 500 ETF Trust Strike price $220, expiration date 5/15/20, notional amount $(7,040,000)	(320)	(206,400)
SPDR S&P 500 ETF Trust Strike price $230, expiration date 9/30/20, notional amount $(5,106,000)	(222)	(362,748)
SPDR S&P 500 ETF Trust Strike price $250, expiration date 6/19/20, notional amount $(1,900,000)	(76)	(131,860)
SPDR S&P 500 ETF Trust Strike price $253, expiration date 9/30/20, notional amount $(1,037,300)	(41)	(93,521)
Sumitomo Mitsui Financial Group Strike price JPY3,400, expiration date 3/12/21, notional amount JPY(72,216,000) MSC	(21,240)	(182,528)
Sumitomo Mitsui Financial Group Strike price JPY3,786.5967, expiration date 12/11/20, notional amount JPY(71,388,708) MSC	(18,853)	(221,473)
Sumitomo Mitsui Financial Group Strike price JPY3,820.96, expiration date 9/11/20, notional amount JPY(72,036,559) MSC	(18,853)	(212,830)
Target Strike price $100, expiration date 4/17/20, notional amount $(410,000)	(41)	(29,930)
TOPIX Bank Index Strike price JPY131, expiration date 3/12/21, notional amount JPY(71,733,373) BNP	(547,583)	(140,627)
TOPIX Bank Index Strike price JPY157.8162, expiration date 4/10/20, notional amount JPY(127,423,167) MSC	(807,415)	(362,622)
UnitedHealth Group Strike price $220, expiration date 4/17/20, notional amount $(1,650,000)	(75)	(35,625)
UnitedHealth Group Strike price $230, expiration date 4/17/20, notional amount $(690,000)	(30)	(21,000)
USD vs JPY Strike price $97, expiration date 7/09/20, notional amount $(683,462,000) MSC	(7,046,000)	(41,684)
USD vs JPY Strike price $102, expiration date 6/18/20, notional amount $(841,296,000) MSC	(8,248,000)	(70,768)
USD vs JPY Strike price $103, expiration date 5/26/20, notional amount $(205,433,500) MSC	(1,994,500)	(15,362)
USD vs JPY Strike price $104, expiration date 4/22/20, notional amount $(766,480,000) DB	(7,370,000)	(36,916)
USD vs JPY Strike price $106.75, expiration date 4/27/20, notional amount $(744,154,250) MSC	(6,971,000)	(78,912)
VMware Strike price $100, expiration date 7/17/20, notional amount $(740,000)	(74)	(41,810)
VMware Strike price $140, expiration date 4/17/20, notional amount $(868,000)	(62)	(111,600)
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Put Options Written (continued)
Walt Disney Strike price $90, expiration date 7/17/20, notional amount $(684,000)	(76)	$ (66,120)
		(7,005,339)
Put Swaptions Written–(0.02)%
10 yr IRS pay a fixed rate 0.66% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/23/20, notional amount $(1,304,820) JPMC	(1,977,000)	(49,984)
10 yr IRS pay a fixed rate 0.67% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/10/20, notional amount $(545,646) MSC	(808,365)	(19,334)
10 yr IRS pay a fixed rate 0.76% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/25/20, notional amount $(754,832) DB	(988,000)	(19,885)
10 yr IRS pay a fixed rate 1.67% and receive a floating rate based on 3-month USD LIBOR, expiration date 4/08/20, notional amount $(73,722,049) BOA	(44,277,507)	(1)
12 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD LIBOR, expiration date 2/11/22, notional amount $(19,714,152) JPMC	(9,857,076)	(58,056)
2 yr IRS pay a fixed rate 1.57% and receive a floating rate based on 3-month USD LIBOR, expiration date 4/06/20, notional amount $(18,405,657) CITI	(11,760,803)	(0)
2 yr IRS pay a fixed rate 1.88% and receive a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $(48,957,539) BOA	(26,041,244)	(0)
		(147,260)
Call Swaptions Written–(0.05)%
10 yr IRS pay a fixed rate 0.66% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/23/20, notional amount $(1,304,820) JPMC	(1,977,000)	(39,952)
10 yr IRS pay a fixed rate 0.66% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/10/20, notional amount $(545,646) MSC	(808,365)	(16,560)
10 yr IRS pay a fixed rate 0.76% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/25/20, notional amount $(754,832) DB	(988,000)	(24,872)
2 yr IRS pay a fixed rate 0.88% and receive a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $(21,522,457) BOA	(24,457,338)	(274,201)
		(355,585)
Call Options Written–(0.19)%
Abbott Laboratories Strike price $90, expiration date 6/19/20, notional amount $(414,000)	(46)	(11,362)
Amazon.com Strike price $2,100, expiration date 4/17/20, notional amount $(1,470,000)	(7)	(9,513)
Anthem Strike price $330, expiration date 4/17/20, notional amount $(990,000)	(30)	(1,800)
Apple Strike price $290, expiration date 4/17/20, notional amount $(1,363,000) MSC	(4,700)	(14,720)
Apple Strike price $325, expiration date 4/17/20, notional amount $(1,527,500)	(47)	(235)
Becton Dickinson and Strike price $270, expiration date 4/17/20, notional amount $(999,000)	(37)	(1,480)
Comcast Strike price $40, expiration date 6/19/20, notional amount $(1,699,440) CITI	(42,486)	(26,251)
DR Horton Strike price $47.5, expiration date 8/21/20, notional amount $(237,500)	(50)	(7,300)
Eli Lilly & Co. Strike price $153, expiration date 6/19/20, notional amount $(1,063,503) CITI	(6,951)	(25,507)
Gilead Sciences Strike price $80, expiration date 4/17/20, notional amount $(544,000)	(68)	(19,040)
HCA Healthcare Strike price $150, expiration date 4/17/20, notional amount $(249,300) MSC	(1,662)	(4)
HCA Healthcare Strike price $150, expiration date 6/19/20, notional amount $(249,300) MSC	(1,662)	(173)
HCA Healthcare Strike price $157.5, expiration date 4/03/20, notional amount $(488,250)	(31)	(1,395)
Hess Strike price $70, expiration date 4/17/20, notional amount $(1,121,330) NSI	(16,019)	(385)
Home Depot Strike price $220, expiration date 8/21/20, notional amount $(2,200,000)	(100)	(80,000)
Lennar Strike price $50, expiration date 8/21/20, notional amount $(210,000)	(42)	(10,605)
Lowe's Companies Strike price $135, expiration date 4/17/20, notional amount $(1,290,735) NSI	(9,561)	(5)
Marathon Petroleum Strike price $67.5, expiration date 4/17/20, notional amount $(789,750)	(117)	(1,404)
Mastercard Strike price $345, expiration date 4/17/20, notional amount $(1,035,000)	(30)	(120)
Roche Holding Strike price CHF360, expiration date 6/19/20, notional amount CHF(552,960) BNP	(1,536)	(2,972)
Sanofi Strike price EUR96, expiration date 6/19/20, notional amount EUR(362,688) BCLY	(3,778)	(1,297)
SPDR Gold Shares Strike price $159, expiration date 4/17/20, notional amount $(1,949,022) SOC	(12,258)	(8,807)
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Call Options Written (continued)
SPDR Gold Shares Strike price $161, expiration date 5/15/20, notional amount $(2,642,171) SOC	(16,411)	$ (27,882)
SPDR Gold Shares Strike price $165, expiration date 5/01/20, notional amount $(1,833,810) MSC	(11,114)	(8,860)
SPDR Gold Shares Strike price $170, expiration date 5/01/20, notional amount $(930,750) MSC	(5,475)	(2,930)
SPDR Gold Shares Strike price $175, expiration date 6/30/20, notional amount $(1,474,550) MSC	(8,426)	(13,636)
SPDR S&P 500 ETF Trust Strike price $230, expiration date 9/30/20, notional amount $(5,106,000)	(222)	(1,010,322)
SPDR S&P 500 ETF Trust Strike price $253, expiration date 9/30/20, notional amount $(1,037,300)	(41)	(114,226)
SPDR S&P 500 ETF Trust Strike price $286, expiration date 4/17/20, notional amount $(429,000)	(15)	(825)
SPDR S&P 500 ETF Trust Strike price $333, expiration date 4/17/20, notional amount $(6,693,300)	(201)	(804)
UnitedHealth Group Strike price $320, expiration date 4/17/20, notional amount $(960,000)	(30)	(120)
Walmart Strike price $125, expiration date 4/17/20, notional amount $(1,000,000)	(80)	(3,600)
		(1,407,580)
Total Options Written (Premiums received $5,905,512)		(8,915,764)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.53%	19,209,080
NET ASSETS APPLICABLE TO 81,534,841 SHARES OUTSTANDING–100.00%	$758,697,182

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
^ Zero coupon security.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $2,194,045, which represented 0.29% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Fieldwood Energy	4/29/2019	$287,912	$8,468
Grand Rounds Series C	4/29/2019	512,330	625,251
Grand Rounds Series D	4/29/2019	310,493	379,777
Jawbone Health Hub	4/29/2019	—	—
Lookout	4/29/2019	80	37,812
Lookout Series F	4/29/2019	534,416	1,037,946
Quintis Pty	4/29/2019	532,104	104,791
Total		$2,177,335	$2,194,045

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CNH	58,978,000	USD	(8,429,212)	5/21/20	$—	$(118,314)
BCLY	EUR	3,008,000	USD	(3,439,234)	6/19/20	—	(111,588)
BCLY	EUR	2,345,000	USD	(2,537,885)	6/26/20	56,970	—
BCLY	GBP	702,000	USD	(925,304)	5/7/20	—	(52,647)
BCLY	MXN	17,547,000	USD	(928,796)	5/7/20	—	(193,269)
BCLY	ZAR	17,758,000	USD	(1,200,596)	5/7/20	—	(213,318)
BNP	BRL	(2,830,000)	USD	651,088	4/17/20	107,086	—
BNP	CHF	23,000	USD	(23,719)	5/14/20	231	—
BNP	CNH	(1,401,000)	USD	196,357	5/21/20	—	(1,066)
BNP	CNH	(18,053,280)	USD	2,530,232	5/22/20	—	(13,721)
BNP	EUR	3,698,000	USD	(3,994,587)	5/21/20	92,173	—
BNP	HKD	(12,082,720)	USD	1,555,000	5/7/20	—	(3,274)
BNP	IDR	(18,164,119,615)	USD	1,304,045	4/30/20	193,905	—
BNP	INR	(148,345,000)	USD	2,035,358	6/5/20	103,742	—
BNP	RUB	51,398,200	USD	(788,316)	4/30/20	—	(132,501)
BNP	RUB	59,151,000	USD	(924,957)	5/7/20	—	(171,237)
BNP	RUB	59,808,000	USD	(932,897)	5/15/20	—	(171,976)
BOA	CNH	94,734,000	USD	(13,553,759)	5/22/20	—	(204,449)
BOA	EUR	2,545,938	USD	(2,720,103)	5/21/20	93,482	—
BOA	EUR	(1,386,758)	USD	1,529,640	6/18/20	—	(4,426)
BOA	JPY	164,856,958	USD	(1,529,640)	6/18/20	8,713	—
BOA	RUB	(146,852,000)	USD	2,243,043	4/30/20	369,285	—
BOA	RUB	118,973,000	USD	(1,866,249)	5/7/20	—	(350,257)
BOA	ZAR	(35,284,000)	USD	2,377,916	4/3/20	406,056	—
CITI	EUR	2,549,257	USD	(2,760,724)	5/21/20	56,529	—
CITI	JPY	(238,156,128)	USD	2,144,681	6/4/20	—	(76,440)
CITI	JPY	285,855,360	USD	(2,688,000)	6/5/20	—	(21,916)
CITI	JPY	(37,913,693)	USD	340,935	6/5/20	—	(12,674)
CITI	JPY	(227,821,000)	USD	2,052,257	6/11/20	—	(73,059)
CITI	JPY	(74,430,727)	USD	670,529	6/12/20	—	(23,854)
CITI	JPY	(218,283,600)	USD	1,967,051	6/18/20	—	(69,850)
CITI	MXN	(44,598,000)	USD	2,233,049	5/4/20	362,774	—
CITI	MXN	35,236,000	USD	(1,868,943)	5/7/20	—	(391,937)
CITI	MXN	17,612,000	USD	(935,614)	5/15/20	—	(198,240)
CITI	ZAR	(12,628,000)	USD	809,607	6/18/20	110,850	—
CSI	BRL	9,136,000	USD	(2,226,121)	5/4/20	—	(471,990)
CSI	BRL	(9,136,000)	USD	2,167,240	5/4/20	413,109	—
CSI	BRL	3,978,000	USD	(928,355)	5/8/20	—	(164,780)
CSI	BRL	4,053,000	USD	(935,488)	5/15/20	—	(157,889)
DB	BRL	3,861,000	USD	(919,724)	4/17/20	—	(177,536)
DB	BRL	(11,011,000)	USD	2,608,438	5/8/20	494,882	—
DB	BRL	4,056,000	USD	(931,023)	5/8/20	—	(152,475)
DB	EUR	1,824,783	USD	(1,992,160)	5/21/20	24,458	—
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	EUR	1,656,909	USD	(1,856,116)	6/18/20	$—	$(23,201)
DB	EUR	(2,461,000)	USD	2,774,083	6/25/20	50,967	—
DB	GBP	(143,000)	USD	185,028	4/16/20	7,350	—
DB	JPY	(173,566,000)	USD	1,589,073	5/8/20	—	(28,188)
DB	JPY	238,156,128	USD	(2,240,000)	6/4/20	—	(18,879)
DB	JPY	311,529,600	USD	(2,990,235)	6/18/20	—	(83,215)
DB	JPY	646,542,111	USD	(6,102,462)	6/25/20	—	(67,635)
GSI	CNH	(57,577,000)	USD	8,073,983	5/21/20	—	(39,493)
GSI	EUR	2,826,000	USD	(3,196,175)	6/12/20	—	(70,667)
GSI	EUR	1,090	USD	(1,222)	6/18/20	—	(16)
GSI	JPY	227,821,000	USD	(2,133,429)	6/11/20	—	(8,114)
GSI	JPY	(93,246,000)	USD	869,435	6/18/20	—	(685)
GSI	JPY	210,123,000	USD	(2,005,944)	6/19/20	—	(45,116)
GSI	MXN	44,598,000	USD	(2,268,695)	5/4/20	—	(398,420)
HSBC	CLP	(1,496,489,000)	USD	1,845,922	6/12/20	94,122	—
HSBC	CNH	(14,537,000)	USD	2,040,338	5/22/20	—	(8,123)
HSBC	GBP	2,456,000	USD	(3,211,553)	4/9/20	—	(160,523)
HSBC	JPY	(210,123,000)	USD	1,949,550	6/19/20	—	(11,278)
HSBC	JPY	(323,795,577)	USD	2,976,432	6/22/20	—	(45,522)
HSBC	ZAR	35,284,000	USD	(2,429,509)	4/3/20	—	(457,648)
JPMC	CHF	2,067,000	USD	(2,131,565)	5/14/20	20,845	—
JPMC	EUR	3,931,000	USD	(4,386,734)	5/8/20	—	(44,592)
JPMC	EUR	(12,459,352)	USD	13,594,499	5/21/20	—	(174,669)
JPMC	EUR	(12,415,375)	USD	13,603,092	5/22/20	—	(117,989)
JPMC	EUR	(335,754)	USD	375,186	6/12/20	3,848	—
JPMC	EUR	(672,000)	USD	751,174	6/18/20	7,791	—
JPMC	GBP	4,000,845	USD	(5,216,110)	4/16/20	—	(245,031)
JPMC	GBP	4,001,000	USD	(5,217,562)	4/23/20	—	(245,364)
JPMC	GBP	3,988,000	USD	(5,202,557)	4/30/20	—	(245,591)
JPMC	GBP	306,137	USD	(375,186)	6/12/20	5,559	—
JPMC	GBP	612,928	USD	(751,174)	6/18/20	11,186	—
JPMC	HKD	1,782,000	USD	(229,867)	5/7/20	—	(48)
JPMC	HKD	1,188,000	USD	(153,243)	5/14/20	—	(33)
JPMC	IDR	(34,735,275,385)	USD	2,491,770	4/30/20	368,847	—
JPMC	IDR	24,433,136,000	USD	(1,495,296)	4/30/20	—	(2,010)
JPMC	IDR	32,314,702,000	USD	(2,258,980)	5/4/20	—	(285,603)
JPMC	IDR	(32,314,702,000)	USD	2,242,519	5/4/20	269,143	—
JPMC	INR	(135,862,000)	USD	1,752,380	4/23/20	—	(30,985)
JPMC	INR	135,862,000	USD	(1,778,136)	4/23/20	5,229	—
JPMC	INR	(283,183,339)	USD	3,712,045	6/15/20	29,904	—
JPMC	INR	(137,722,000)	USD	1,746,854	6/24/20	—	(41,622)
JPMC	JPY	173,566,000	USD	(1,588,268)	5/8/20	28,993	—
JPMC	JPY	(247,941,667)	USD	2,354,063	6/5/20	41,588	—
JPMC	KRW	3,286,945,000	USD	(2,780,833)	5/7/20	—	(81,144)
JPMC	NOK	13,037,000	USD	(1,350,204)	6/19/20	—	(95,846)
JPMC	RUB	95,453,800	USD	(1,468,520)	4/30/20	—	(250,578)
MSC	CAD	(1,399,000)	USD	1,071,139	4/16/20	76,848	—
MSC	EUR	(2,558,000)	USD	2,800,345	5/8/20	—	(25,196)
MSC	EUR	(672,288)	USD	750,140	6/17/20	6,466	—
MSC	EUR	(672,000)	USD	750,371	6/18/20	6,988	—
MSC	GBP	155	USD	(203)	4/16/20	—	(9)
MSC	GBP	612,085	USD	(750,140)	6/17/20	11,161	—
MSC	GBP	612,273	USD	(750,371)	6/18/20	11,174	—
MSC	HKD	(24,072,699)	USD	3,098,000	5/7/20	—	(6,587)
MSC	HKD	(36,244,717)	USD	4,665,000	5/14/20	—	(9,279)
MSC	JPY	668,713,000	USD	(6,127,693)	6/12/20	110,896	—
MSC	JPY	301,044,252	USD	(2,797,491)	6/19/20	11,796	—
UBS	AUD	1,977,000	USD	(1,378,295)	4/9/20	—	(162,188)
UBS	AUD	3,205,000	USD	(1,905,639)	6/26/20	66,169	—
UBS	EUR	1,200,000	USD	(1,287,125)	5/21/20	39,028	—
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	JPY	(594,282,273)	USD	5,401,584	6/12/20	$—	$(142,622)
Total Foreign Currency Exchange Contracts						$4,180,143	$(7,408,392)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
31	Australia 10 yr Bonds	$2,871,861	$2,860,228	6/15/20	$11,633	$—
(21)	Euro-Bund	(3,995,485)	(4,053,851)	6/8/20	58,366	—
172	U.S. Treasury 10 yr Notes	23,854,250	23,624,453	6/19/20	229,797	—
206	U.S. Treasury 10 yr Ultra Notes	32,142,438	31,199,209	6/19/20	943,229	—
(281)	U.S. Treasury 2 yr Notes	(61,927,570)	(61,908,395)	6/30/20	—	(19,175)
(111)	U.S. Treasury Notes	(13,914,891)	(13,894,974)	6/30/20	—	(19,917)
90	U.S. Treasury Ultra Bonds	19,968,750	19,450,604	6/19/20	518,146	—
					1,761,171	(39,092)
Equity Contracts:
24	E-mini MSCI Emerging Markets Index	1,011,480	1,047,600	6/19/20	—	(36,120)
10	E-mini NASDAQ 100	1,557,250	1,473,272	6/19/20	83,978	—
(162)	E-mini S&P 500 Index	(20,814,570)	(20,273,921)	6/19/20	—	(540,649)
111	Euro STOXX 50 Index	3,362,928	3,077,958	6/19/20	284,970	—
9	FTSE 100 Index	629,987	566,857	6/19/20	63,130	—
(4)	Yen Denominated Nikkei 225 Index	(346,803)	(360,958)	6/11/20	14,155	—
					446,233	(576,769)
Total Futures Contracts					$2,207,404	$(615,861)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.33- Quarterly[3]	34,561,915	1.00%	12/20/24	$112,830	$(759,668)	$872,498	$—
ITRAXX.XO.32- Quarterly[4]	EUR 834,299	5.00%	12/20/24	(17,025)	116,432	—	(133,457)
					(643,236)	872,498	(133,457)
Protection Sold
CDX.NA.HY.34- Quarterly[5]	1,093,653	5.00%	6/20/25	65,483	48,286	17,197	—
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
10 yr IRS-(Semiannual/Quarterly)	6,039,106	1.05%	(1.23%)[6]	3/26/30	$(202,083)	$109	$—	$(202,192)
2 yr IRS-(Semiannual)	CAD 27,755,979	(1.91%)	2.06%[7]	7/9/21	291,276	218	291,058	—
2 yr IRS-(Semiannual)	CAD 1,397,687	(1.91%)	2.06%[7]	7/9/21	14,630	11	14,619	—
10 yr IRS-(Semiannual/Quarterly)	3,070,000	(1.75%)	1.73%[8]	11/8/29	316,660	52	316,608	—
10 yr IRS-(Semiannual/Quarterly)	3,247,876	(1.29%)	1.27%[6]	3/27/30	185,110	58	185,052	—
10 yr IRS-(Semiannual/Quarterly)	14,068,340	1.09%	(1.27%)[6]	3/27/30	(525,132)	253	—	(525,385)
12 yr IRS-(Semiannual/Quarterly)	18,070,178	(1.21%)	1.27%[6]	3/27/22	275,980	239	275,741	—
2 yr IRS-(Semiannual/Quarterly)	62,241,726	1.06%	(1.27%)[6]	3/27/22	(763,569)	856	—	(764,425)
5 yr IRS-(Semiannual/Quarterly)	17,470,000	1.60%	(1.80%)[6]	1/24/25	(904,064)	489	—	(904,553)
Total IRS Contracts						$2,285	$1,083,078	$(2,396,555)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	4,250	1.00%	12/18/20	$(74,375)	$—	$(74,375)
BNP- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	5,250	1.00%	12/17/21	(122,588)	—	(122,588)
GSI- Receive amounts based on Royal Dutch Shell and pay variable yearly payments based on LIBOR03M.	5,787	1.90%	1/24/21	(72,811)	—	(72,811)
GSI- Receive amounts based on Royal Dutch Shell and pay variable yearly payments based on LIBOR03M.	4,375	1.67%	1/22/21	(71,362)	—	(71,362)
CITI- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable yearly payments based on LIBOR01M.	14,382	0.93%	6/20/20	(105,323)	—	(105,323)
CITI- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return and pay variable yearly payments based on LIBOR01M.	1,002,857	2.02%	6/20/20	(496)	—	(496)
Total TRS Contracts					$—	$(446,955)
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Insurance Australia Group - Monthly	(2,447)	0.74%	4/8/2020	(9,223)	$(227)	$—	$(227)
JPM - Origin Energy - Monthly	(1,703)	0.64%	4/8/2020	(17,272)	1,821	1,821	—
JPM - Sydney Airport - Monthly	(537)	(5.01%)	4/23/2020	(1,545)	(301)	—	(301)
JPM - Transurban Group - Monthly	(2,430)	0.68%	4/8/2020	(25,866)	5,304	5,304	—
Brazil
JPM - Atacadao - Monthly	(691)	0.47%	4/8/2020	(2,949)	226	226	—
JPM - Lojas Americanas - Monthly	(253)	0.89%	4/8/2020	(1,864)	296	296	—
JPM - Magazine Luiza - Monthly	(3,114)	0.53%	4/8/2020	(24,554)	911	911	—
JPM - Suzano - Monthly	(4,737)	0.79%	4/8/2020	(42,213)	5,234	5,234	—
JPM - TIM Participacoes - Monthly	(1,376)	0.98%	4/8/2020	(4,394)	1,059	1,059	—
JPM - WEG - Monthly	(966)	0.00%	4/8/2020	(6,329)	97	97	—
Denmark
CITI - Danske Bank - Monthly	(816)	0.69%	4/23/2020	(7,997)	(1,042)	—	(1,042)
Germany
CITI - Deutsche Bank - Monthly	(216)	0.69%	4/23/2020	(1,281)	(5)	—	(5)
CITI - Porsche Automobil Holding - Monthly	(172)	0.69%	4/23/2020	(6,007)	(1,146)	—	(1,146)
CITI - Volkswagen - Monthly	(42)	0.69%	4/23/2020	(4,686)	(796)	—	(796)
Hong Kong
CITI - Aluminum of China - Monthly	(34,000)	0.69%	4/23/2020	(8,490)	1,811	1,811	—
JPM - Autohome - Monthly	(223)	0.10%	4/8/2020	(15,024)	(814)	—	(814)
CITI - China Communications Services - Monthly	(16,000)	0.69%	4/23/2020	(9,779)	(1,729)	—	(1,729)
CITI - China Eastern Airlines - Monthly	(18,000)	0.69%	4/23/2020	(5,842)	(323)	—	(323)
CITI - China Everbright International - Monthly	(46,000)	0.69%	4/23/2020	(26,922)	(238)	—	(238)
JPM - China Gas Holdings - Monthly	(3,000)	0.69%	4/8/2020	(20,968)	108	108	—
CITI - China International Capital - Monthly	(3,200)	0.69%	4/23/2020	(4,753)	(370)	—	(370)
JPM - China Jinmao Holdings Group - Monthly	(32,000)	0.69%	4/8/2020	(33,395)	2,826	2,826	—
CITI - China Molybdenum - Monthly	(33,000)	0.69%	4/23/2020	(8,510)	(564)	—	(564)
CITI - China Railwaynstruction - Monthly	(1,000)	0.69%	4/23/2020	(967)	(139)	—	(139)
CITI - China Resources Gas Group - Monthly	(2,000)	0.69%	4/23/2020	(9,799)	(240)	—	(240)
JPM - China Southern Airlines - Monthly	(76,000)	0.69%	4/8/2020	(40,109)	7,894	7,894	—
JPM - China State Construction International Holdings - Monthly	(50,000)	0.69%	4/8/2020	(39,259)	2,582	2,582	—
CITI - China Vanke - Monthly	(4,100)	0.69%	4/23/2020	(13,304)	(960)	—	(960)
JPM - Dongfeng Motor Group - Monthly	(6,000)	0.69%	4/8/2020	(3,994)	86	86	—
CITI - Galaxy Entertainment Group - Monthly	(4,000)	0.69%	4/23/2020	(20,991)	(81)	—	(81)
JPM - Geely Automobile Holdings - Monthly	(12,000)	0.69%	4/8/2020	(19,174)	1,755	1,755	—
CITI - Longfor Group Holdings - Monthly	(5,500)	0.69%	4/23/2020	(24,060)	(4,423)	—	(4,423)
JPM - Ping An Healthcare and Technology - Monthly	(1,100)	0.69%	4/8/2020	(8,806)	(1,110)	—	(1,110)
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(4,500)	0.69%	4/23/2020	(11,981)	(2,613)	—	(2,613)
JPM - Shenzhou International Group Holdings - Monthly	(400)	0.69%	4/8/2020	(5,012)	815	815	—
CITI - Sino Biopharmaceutical - Monthly	(12,000)	0.69%	4/23/2020	(15,287)	(378)	—	(378)
CITI - Sunac China Holdings - Monthly	(1,000)	0.69%	4/23/2020	(4,203)	(359)	—	(359)
CITI - Xiaomi - Monthly	(26,800)	0.69%	4/23/2020	(32,827)	(2,766)	—	(2,766)
JPM - Xinjiang Goldwind Science & Technology - Monthly	(1,000)	0.69%	4/8/2020	(802)	(60)	—	(60)
CITI - ZTE - Monthly	(4,200)	0.69%	4/23/2020	(13,280)	(1,667)	—	(1,667)
Japan
JPM - Kajima - Monthly	(700)	0.74%	4/8/2020	(6,310)	(573)	—	(573)
JPM - LINE - Monthly	(100)	0.95%	4/8/2020	(4,618)	(191)	—	(191)
JPM - Makita - Monthly	(100)	0.74%	4/8/2020	(2,674)	(364)	—	(364)
CITI - Nexon - Monthly	(200)	0.74%	4/23/2020	(6,291)	(106)	—	(106)
JPM - Nippon Paint Holdings - Monthly	(100)	0.74%	4/8/2020	(4,980)	(205)	—	(205)
JPM - Softbank Group - Monthly	(200)	0.61%	4/8/2020	(12,525)	1,298	1,298	—
JPM - Sony Financial Holdings - Monthly	(1,100)	0.72%	4/8/2020	(20,904)	2,507	2,507	—
JPM - Taisei - Monthly	(100)	0.74%	4/8/2020	(2,638)	(400)	—	(400)
JPM - Toyota Industries - Monthly	(100)	0.74%	4/8/2020	(4,202)	(547)	—	(547)
JPM - Toyota Motor - Monthly	(100)	0.74%	4/8/2020	(6,418)	416	416	—
JPM - Z Holdings - Monthly	(900)	0.95%	4/8/2020	(2,488)	(370)	—	(370)
Netherlands
JPM - ArcelorMittal - Monthly	(334)	0.00%	4/8/2020	(2,589)	(548)	—	(548)
JPM - Heineken NV - Monthly	(75)	0.39%	4/8/2020	(6,810)	478	478	—
CITI - Prosus - Monthly	(563)	0.69%	4/23/2020	(34,444)	(4,568)	—	(4,568)
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
Poland
JPM - mBank - Monthly	(43)	0.42%	4/8/2020	(2,998)	$709	$709	$—
CITI - Polskie Gornictwo Naftowe - Monthly	(4,319)	0.69%	4/23/2020	(3,094)	(459)	—	(459)
JPM - Santander Bank Polska - Monthly	(94)	0.42%	4/8/2020	(5,668)	1,764	1,764	—
Republic of Korea
JPM - Amorepacific Group - Monthly	(40)	0.64%	4/8/2020	(1,381)	257	257	—
CITI - Celltrion Healthcare - Monthly	(576)	0.69%	4/23/2020	(38,965)	(11,773)	—	(11,773)
JPM - Hyundai Steel - Monthly	(1,367)	0.12%	4/8/2020	(26,159)	6,173	6,173	—
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(238)	0.69%	4/23/2020	(12,893)	(2,231)	—	(2,231)
CITI - LG Display - Monthly	(411)	0.69%	4/23/2020	(3,041)	(652)	—	(652)
CITI - Lotte - Monthly	(875)	0.69%	4/23/2020	(15,771)	(1,368)	—	(1,368)
JPM - Samsung C&T - Monthly	(147)	0.42%	4/8/2020	(12,631)	1,905	1,905	—
Singapore
JPM - Jardine Cycle & Carriage - Monthly	(1,000)	0.69%	4/8/2020	(17,400)	3,675	3,675	—
South Africa
JPM - Capitec Bank Holdings - Monthly	(199)	0.47%	4/8/2020	(16,118)	6,315	6,315	—
JPM - Pepkor Holdings - Monthly	(1,656)	1.37%	4/8/2020	(1,560)	555	555	—
JPM - Shoprite Holdings - Monthly	(2,764)	0.42%	4/8/2020	(20,099)	754	754	—
JPM - Vodacom Group - Monthly	(1,015)	0.42%	4/8/2020	(6,206)	(341)	—	(341)
Spain
CITI - Ferrovial - Monthly	(86)	0.00%	4/23/2020	(1,707)	(324)	—	(324)
Sweden
CITI - Svenska Handelsbanken - Monthly	(1,380)	0.69%	4/23/2020	(10,100)	(1,264)	—	(1,264)
CITI - Swedbank - Monthly	(1,458)	0.69%	4/23/2020	(15,847)	(209)	—	(209)
Switzerland
JPM - Schindler Holding - Monthly	(19)	0.69%	4/8/2020	(3,867)	(222)	—	(222)
Taiwan
CITI - China Steel - Monthly	(3,000)	0.95%	4/23/2020	(1,868)	(12)	—	(12)
CITI - Hotai Motor - Monthly	(1,000)	0.95%	4/23/2020	(11,857)	(4,290)	—	(4,290)
CITI - Shanghaimmercial &vings Bank - Monthly	(1,000)	0.95%	4/23/2020	(1,174)	(120)	—	(120)
United Kingdom
JPM - British American Tobacco - Monthly	(136)	0.20%	4/8/2020	(7,849)	648	648	—
JPM - Tesco - Monthly	(1,984)	0.20%	4/8/2020	(4,637)	(956)	—	(956)
United States
JPM - 58.com - Monthly	(98)	0.95%	4/8/2020	(4,611)	(164)	—	(164)
CITI - Archer-Daniels-Midland - Monthly	(462)	0.95%	4/23/2020	(14,333)	(2,712)	—	(2,712)
JPM - Blackstone Group - Monthly	(23)	0.95%	4/8/2020	(829)	(219)	—	(219)
JPM - Conagra Brands - Monthly	(775)	0.10%	4/8/2020	(21,330)	(1,408)	—	(1,408)
JPM - Diamondback Energy - Monthly	(157)	0.95%	4/8/2020	(3,198)	(915)	—	(915)
CITI - DISH Network - Monthly	(70)	0.00%	4/23/2020	(1,439)	39	39	—
JPM - Fox - Monthly	(697)	0.10%	4/8/2020	(17,368)	898	898	—
JPM - Fox - Monthly	(598)	0.10%	4/8/2020	(15,157)	1,475	1,475	—
JPM - Hilton Worldwide Holdings - Monthly	(222)	0.10%	4/8/2020	(17,171)	2,022	2,022	—
CITI - Hormel Foods - Monthly	(103)	0.10%	4/23/2020	(4,466)	(338)	—	(338)
JPM - iQIYI - Monthly	(1,954)	0.10%	4/8/2020	(39,108)	4,326	4,326	—
JPM - Luckinffee - Monthly	(254)	0.95%	4/8/2020	(6,160)	(746)	—	(746)
CITI - Marriott International - Monthly	(393)	0.95%	4/23/2020	(27,617)	(1,784)	—	(1,784)
CITI - Occidental Petroleum - Monthly	(963)	0.95%	4/23/2020	(9,331)	(1,820)	—	(1,820)
CITI - Pinduoduo - Monthly	(44)	0.95%	4/23/2020	(1,519)	(66)	—	(66)
CITI - Roper Technologies - Monthly	(46)	0.10%	4/23/2020	(12,173)	(2,170)	—	(2,170)
JPM - Southwest Airlines - Monthly	(157)	0.95%	4/8/2020	(5,296)	(295)	—	(295)
JPM - Sprint - Monthly	(1,534)	0.95%	4/8/2020	(12,271)	(952)	—	(952)
CITI - T Rowe Price Group - Monthly	(37)	0.95%	4/23/2020	(3,758)	(453)	—	(453)
CITI - T-Mobile US - Monthly	(327)	0.95%	4/23/2020	(26,041)	(2,681)	—	(2,681)
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
United States (continued)
CITI - ZTO Express Cayman - Monthly	(633)	0.95%	4/23/2020	(19,156)	$(1,810)	$—	$(1,810)
Total Short Equities						$69,039	$(72,977)
Total CFD Swap Contracts						$69,039	$(72,977)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on LIBOR03M.
[7] Rate resets based on CDOR03M.
[8] Rate resets based on EURIBOR06M.
[9] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of (45)-203 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[10] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CDX.NA.HY–Credit Default Swap Index North America High Yield
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
CSI–Credit Suisse International
CVA–Dutch Certificate
DB–Deutsche Bank
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR–London Interbank Offered Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NSI–Nomura Securities International
OAT–Obligations Assimilables du Tresor (Treasury Obligations)
PIK–Payment-in-kind
RUB–Russian Rouble
S&P–Standard & Poor’s
S.F.–Single Family
SOC–Societe Generale
SPDR–Standard & Poor’s Depositary Receipt
TBA–To be announced
TOPIX–Tokyo Stock Price Index
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of March 31, 2020, the net assets of the Subsidiary were $6,800,307, which represented 0.76% of the Fund's net assets.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$306,393	$104,791	$411,184
Austria	—	291,788	—	291,788
Belgium	—	523,774	—	523,774
Brazil	1,114,781	—	—	1,114,781
Canada	4,231,252	—	—	4,231,252
Chile	91,385	—	—	91,385
China	5,402,294	15,151,260	—	20,553,554
Denmark	—	20,538	—	20,538
Finland	—	1,682,637	—	1,682,637
France	—	14,659,750	—	14,659,750
Germany	—	8,834,022	—	8,834,022
Hong Kong	—	7,782,618	—	7,782,618
India	—	4,129,466	—	4,129,466
Indonesia	—	232,856	—	232,856
Italy	—	9,974,838	—	9,974,838
Japan	—	20,999,990	—	20,999,990
Mexico	16,008	—	—	16,008
Netherlands	2,045,604	9,479,113	—	11,524,717
Poland	—	9,193	—	9,193
Portugal	—	252,688	—	252,688
Republic of Korea	—	1,098,909	—	1,098,909
Saudi Arabia	3,337	—	—	3,337
Singapore	—	2,745,885	—	2,745,885
South Africa	—	55,114	—	55,114
Spain	—	1,896,885	—	1,896,885
Sweden	—	56,213	—	56,213
Switzerland	177,311	9,154,299	—	9,331,610
Taiwan	—	6,980,895	—	6,980,895
Thailand	243,154	381,451	—	624,605
Turkey	4,656	73,370	—	78,026
United Arab Emirates	—	54,462	—	54,462
United Kingdom	31,258	12,381,638	—	12,412,896
United States	271,925,684	264,705	37,812	272,228,201
Convertible Preferred Stocks	366,918	—	2,042,974	2,409,892
Preferred Stocks
Brazil	205,272	—	—	205,272
Germany	—	1,315,537	—	1,315,537
United States	1,288,337	—	8,468	1,296,805
Convertible Bonds	—	343,862	—	343,862
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Agency Mortgage-Backed Security	$—	$12,925,946	$—	$12,925,946
Corporate Bonds
Australia	—	42,480	3,850,182	3,892,662
Canada	—	187,576	—	187,576
Chile	—	269	—	269
Greece	—	484,443	—	484,443
Japan	—	255,408	—	255,408
Netherlands	—	1,059,999	—	1,059,999
Switzerland	—	437,388	—	437,388
United Kingdom	—	2,780,007	—	2,780,007
United States	—	34,653,035	—	34,653,035
Loan Agreements	—	3,306,026	—	3,306,026
Non-Agency Commercial Mortgage-Backed Securities	—	533,609	—	533,609
Sovereign Bonds	—	96,959,690	—	96,959,690
U.S. Treasury Obligations	—	78,623,484	—	78,623,484
Non-Agency Asset-Backed Security	—	222,385	—	222,385
Exchange-Traded Funds	28,621,676	—	—	28,621,676
Money Market Fund	5,384,608	—	—	5,384,608
Short-Term Investments	—	55,113,991	—	55,113,991
Options Purchased	1,732,597	2,035,183	—	3,767,780
Total Investments	$322,886,132	$420,755,068	$6,044,227	$749,685,427
Liabilities:
Common Stocks Sold Short	$(1,281,561)	$—	$—	(1,281,561)
Total Investments	$(1,281,561)	$—	$—	$(1,281,561)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,180,143	$—	$4,180,143
Futures Contracts	$2,207,404	$—	$—	$2,207,404
Swap Contracts	$—	$2,041,812	$—	$2,041,812
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,408,392)	$—	$(7,408,392)
Futures Contracts	$(615,861)	$—	$—	$(615,861)
Options Written	$(4,636,712)	$(4,279,052)	$—	$(8,915,764)
Swap Contracts	$—	$(3,049,944)	$—	$(3,049,944)
As a result of utilizing International fair value pricing at March 31, 2020, the majority of the Fund’s common stock investments was categorized as Level 2.
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–30